Expense Example, No Redemption - FidelityMunicipalCorePlusBondFund-AMCIZPRO - FidelityMunicipalCorePlusBondFund-AMCIZPRO - Fidelity Municipal Core Plus Bond Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Municipal Core Plus Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 32
3 Years	251
5 Years	519
10 Years	1,285
Fidelity Advisor Municipal Core Plus Bond Fund - Class I
Expense Example, No Redemption:
1 Year	38
3 Years	261
5 Years	531
10 Years	1,303
Fidelity Advisor Municipal Core Plus Bond Fund - Class M
Expense Example, No Redemption:
1 Year	461
3 Years	726
5 Years	1,038
10 Years	1,925
Fidelity Advisor Municipal Core Plus Bond Fund - Class A
Expense Example, No Redemption:
1 Year	461
3 Years	724
5 Years	1,035
10 Years	1,915
Fidelity Advisor Municipal Core Plus Bond Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	571
5 Years	1,058
10 Years	$ 2,204